Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000130461 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class Y
Trading Symbol	DSDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$22	0.45%*
*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 4,583,000,000
Holdings Count | Holding	583
Investment Company Portfolio Turnover	64.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.

C000031763 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class I
Trading Symbol	SDGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.53%*
*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[2]
Net Assets	$ 4,583,000,000
Holdings Count | Holding	583
Investment Company Portfolio Turnover	64.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.

C000081695 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class C
Trading Symbol	DHGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.53%*
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[3]
Net Assets	$ 4,583,000,000
Holdings Count | Holding	583
Investment Company Portfolio Turnover	64.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.

C000081694 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Global Fixed Income Fund
Class Name	Class A
Trading Symbol	DHGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Global Fixed Income Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$42	0.84%*
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[4]
Net Assets	$ 4,583,000,000
Holdings Count | Holding	583
Investment Company Portfolio Turnover	64.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$4,583	583	64.75%

Holdings [Text Block]	Portfolio Holdings (as of 6/30/26 ) Country Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2026 . For more complete information, you may review the Fund’s current prospectus dated May 1, 2026 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.

Updated Prospectus Phone Number	1-800-373-9387
Updated Prospectus Web Address	bny.com/investments/literaturecenter
Accountant Change Statement [Text Block]	Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds.
Accountant Change Date	Jan. 01, 2026
Accountant Change Disagreements [Text Block]
Changes in or Disagreements with Accountants
  Starting January 1, 2026, Ernst & Young LLP (“EY”) became the independent registered public accounting firm of the Fund and KPMG LLP was discharged as the Fund’s accounting firm. EY serves as the independent registered public accounting firm for all funds in the BNY Mellon Family of Funds. There were no disagreements with the former accounting firm during the Fund’s fiscal years ended December 31, 2025 and December 31, 2024 and the subsequent interim period through January 1, 2026.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.